Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
	December 31, 2020	December 31, 2019
	US$’000	US$’000
Trade receivables	75,000	30,000
Less: Impairment of trade receivables	(22)	(9)
	74,978	29,991

Summary of Movements in Loss Allowance for Impairment of Trade Receivables

Movements in the loss allowance for impairment of trade receivables were as follows:

Total
US$’000
At January 1, 2020	9
Impairment losses reversed	(9)
Impairment losses recognised	22
At December 31, 2020	22
At January 1, 2019	8
Impairment losses reversed	(8)
Impairment losses recognised	9
At December 31, 2019	9

Summary of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	As at December 31, 2020
	Gross carrying amount	Expected loss rate	Expected credit loss
	USD’000		USD’000
Within 3 months	75,000	0.03%	22

	As at December 31, 2019
	Gross carrying amount	Expected loss rate	Expected credit loss
	USD’000		USD’000
Within 3 months	30,000	0.03%	9